Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The

following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December
31
,
2021
(in
thousands):

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Public Warrants	$16,794	$—	$—	$16,794
Contingent Consideration	—	20,532	7,840	28,372

Total liabilities	$16,794	$20,532	$7,840	$45,166

Summary of Valuation of Warrants
The

following assumptions were used for the valuation of the Private Placement Warrants as of September 15, 2021 (the exercise date) and April 20,

2021:

	As of September 15, 2021		As of April 20, 2021

Exercise price	$11.50		$11.50
Stock price	$20.05		$16.21
Volatility	65.90%		26.60%
Term	4.60	years	5.00	years
Risk-free rate	0.73%		0.82%
Dividend yield	0.00%		0.00%

Summary of Changes in the Fair Value of Warrant Liabilities
The change in the fair value of the derivative warrant liabilities (Public Warrants and Private Placement Warrants) from April 20, 2021 to December 31, 2021 is summarized as follows (in thousands):

	Public Warrants	Private Placement Warrants	Total

Initial measurement at April 20, 2021	$52,638	$32,026	$84,664
Change in fair value	(22,733)	34,145	11,412
Exercise of warrants	(12,928)	(65,876)	(78,804)
Foreign currency translation adjustments	(183)	(295)	(478)

Derivative warrant liabilities at December 31, 2021	$16,794	$—	$16,794

Summary of Change in the Fair Value of the Contingent Consideration
The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2021	2020

Beginning balance – January 1	$2,302	$2,520
Additions (1)	6,615	—
(Gain) loss on fair value remeasurement of contingent consideration (2)	19,405	(271)
Foreign currency translation adjustments	50	53

Ending balance – December 31	$28,372	$2,302

(1)
Additions during the year ended December 31, 2021 represent contingent consideration liabilities arising from the Spirable acquisition (refer to Note 3 –
Business Combinations
) in the third quarter of 2021.

(2)
(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up
period expired on December 31, 2021. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company will issue an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in early 2022.